Provisions - Summary of Provisions are Expected to be Settled Within the Following Time Windows (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	$ 572	$ 605	$ 763
Restructuring
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	51	80	104
Indirect taxes
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	93
Labor
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	136
Commercial
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	66
Excise duties
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	23
Other disputes
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	118
Disputes
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	436	420	489
Other provisions
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	85	$ 106	$ 170
Less than 1 year [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	176
Less than 1 year [member] | Restructuring
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	33
Less than 1 year [member] | Indirect taxes
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	10
Less than 1 year [member] | Labor
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	30
Less than 1 year [member] | Commercial
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	12
Less than 1 year [member] | Excise duties
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	2
Less than 1 year [member] | Other disputes
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	26
Less than 1 year [member] | Disputes
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	81
Less than 1 year [member] | Other provisions
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	63
After 1 year [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	396
After 1 year [member] | Restructuring
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	18
After 1 year [member] | Indirect taxes
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	82
After 1 year [member] | Labor
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	105
After 1 year [member] | Commercial
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	54
After 1 year [member] | Excise duties
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	21
After 1 year [member] | Other disputes
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	92
After 1 year [member] | Disputes
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	355
After 1 year [member] | Other provisions
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	$ 22